Leases - Statements of cash flows (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities - cash outflow for leases
-Short-term and low-value lease payments	€ 682	€ 555	€ 379
-Interest paid on lease liabilities	661	324	765
Financing activities - Principal payment on lease liabilities	5,958	7,118	3,817
Total cash outflow for leases	€ 7,301	€ 7,997	€ 4,961